Fees Summary	Aug. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount	0
Total Fee Amount	59,040
Total Offset Amount	0
Net Fee	$ 59,040